Jones & Blouch L.L.P.
                                 Suite 405-West
                         1025 Thomas Jefferson St., N.W.
                              Washington, DC 20007
                                 (202) 223-3500


                                   May 6, 1998

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

           Re:    Separate Account Four of The Manufacturers Life
                  Insurance Company of America
                  File No. 33-13774

Dear Sirs:

         I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (i) that the form of prospectus dated May 1, 1998 that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement identified above and (ii) that the text of the most recent amendment to such registration statement was filed electronically via EDGAR.


                                        Very truly yours,


                                        /s/J.Sumner Jones
                                           J.Sumner Jones


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